LONG-TERM INVESTMENTS (Summary Of Financial Information Of The Equity Method Investments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Equity method investments [Line Items]
Net revenues	$ 3,021	$ 1,931	$ 1,217
Gross (loss) profits	616	(99)	(545)
Loss from continuing operations	(9,137)	(4,391)	(9,356)
Net loss	(9,137)	(4,391)	$ (9,356)
Equity method investments [Member]
Equity method investments [Line Items]
Total current assets	21,015	6,385
Total assets	33,181	26,055
Total current liabilities	2,584	1,867
Total liabilities	$ 11,008	$ 7,657